Property and equipment (Details) - RUB (₽) ₽ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Property and equipment
Balance at January 1	₽ 423,986
Balance at December 31	537,587	₽ 423,986
Decrease in depreciation expense	73,000
Cost
Property and equipment
Balance at January 1	848,510	781,047
Acquisition through business combinations		3,436
Additions	343,717	150,823
Disposals	(25,191)	(86,690)
Foreign currency translation difference	(772)	(106)
Balance at December 31	1,166,264	848,510
Depreciation
Property and equipment
Balance at January 1	(424,524)	(314,322)
Depreciation for the year	228,053	196,843
Disposals	23,144	86,552
Foreign currency translation difference	756	89
Balance at December 31	(628,677)	(424,524)
Servers and computers
Property and equipment
Balance at January 1	138,106
Balance at December 31	239,524	138,106
Servers and computers | Cost
Property and equipment
Balance at January 1	273,906	202,129
Additions	163,138	75,667
Disposals	(1,685)	(3,890)
Balance at December 31	435,359	273,906
Servers and computers | Depreciation
Property and equipment
Balance at January 1	(135,800)	(94,071)
Depreciation for the year	61,720	45,619
Disposals	1,685	3,890
Balance at December 31	(195,835)	(135,800)
Office equipment, furniture and other
Property and equipment
Balance at January 1	142,038
Balance at December 31	224,159	142,038
Office equipment, furniture and other | Cost
Property and equipment
Balance at January 1	290,340	293,035
Acquisition through business combinations		3,436
Additions	177,265	69,831
Disposals	(21,958)	(75,867)
Foreign currency translation difference	(828)	(95)
Balance at December 31	444,819	290,340
Office equipment, furniture and other | Depreciation
Property and equipment
Balance at January 1	(148,302)	(144,150)
Depreciation for the year	94,316	79,962
Disposals	21,278	75,729
Foreign currency translation difference	680	81
Balance at December 31	(220,660)	(148,302)
Leasehold improvements
Property and equipment
Balance at January 1	143,842
Balance at December 31	73,904	143,842
Leasehold improvements | Cost
Property and equipment
Balance at January 1	284,264	285,883
Additions	3,314	5,325
Disposals	(1,548)	(6,933)
Foreign currency translation difference	56	(11)
Balance at December 31	286,086	284,264
Leasehold improvements | Depreciation
Property and equipment
Balance at January 1	(140,422)	(76,101)
Depreciation for the year	72,017	71,262
Disposals	181	6,933
Foreign currency translation difference	76	8
Balance at December 31	₽ (212,182)	₽ (140,422)